Schedule of Investments(a)
Invesco Bloomberg Pricing Power ETF (POWA)
May 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-2.07%
Meta Platforms, Inc., Class A	5,790	$3,662,233
Consumer Discretionary-12.23%
AutoZone, Inc.(b)	994	2,917,579
Best Buy Co., Inc.	55,662	4,338,853
Home Depot, Inc. (The)	9,711	3,079,747
Lowe’s Cos., Inc.	13,201	2,829,766
O’Reilly Automotive, Inc.(b)	40,154	3,488,579
Tractor Supply Co.	70,881	2,234,878
Ulta Beauty, Inc.(b)	5,401	2,748,299
		21,637,701
Consumer Staples-15.68%
Archer-Daniels-Midland Co.	55,162	4,400,824
Brown-Forman Corp., Class B(c)	126,593	3,255,972
Costco Wholesale Corp.	3,740	3,576,637
Hormel Foods Corp.	152,136	3,534,119
PepsiCo, Inc.	22,655	3,266,625
Sysco Corp.	41,714	3,162,338
US Foods Holding Corp.(b)	38,557	3,155,890
Walmart, Inc.	29,413	3,404,555
		27,756,960
Financials-4.30%
Fidelity National Information Services, Inc.	76,664	3,295,785
MSCI, Inc.	6,830	4,312,326
		7,608,111
Health Care-17.71%
Boston Scientific Corp.(b)	48,823	2,358,639
Cardinal Health, Inc.	16,554	3,257,827
Cencora, Inc.	10,339	2,784,913
Cooper Cos., Inc. (The)(b)	44,656	2,733,394
McKesson Corp.	3,932	2,919,274
Mettler-Toledo International, Inc.(b)	2,706	3,194,650
Neurocrine Biosciences, Inc.(b)(c)	29,011	4,592,441
Regeneron Pharmaceuticals, Inc.	4,703	2,891,310
Waters Corp.(b)	11,371	4,361,575
Zoetis, Inc.	28,839	2,240,502
		31,334,525
Industrials-20.34%
AMETEK, Inc.	15,895	3,589,886
Cummins, Inc.	6,281	4,061,483
Fastenal Co.	81,000	3,580,200
Ferguson Enterprises, Inc.	14,325	3,237,020
General Dynamics Corp.	10,657	3,696,061
HEICO Corp.	10,883	3,789,243
Otis Worldwide Corp.	40,145	2,843,872
Quanta Services, Inc.	7,171	5,103,816
	Shares	Value
Industrials-(continued)
Rollins, Inc.	61,814	$2,942,346
Xylem, Inc.	28,816	3,156,504
		36,000,431
Information Technology-25.20%
Accenture PLC, Class A	16,656	3,115,838
Adobe, Inc.(b)	14,152	3,668,340
Applied Materials, Inc.	10,086	4,539,305
Autodesk, Inc.(b)	16,212	3,749,998
Gartner, Inc.(b)	23,097	3,746,333
GoDaddy, Inc., Class A(b)	41,126	3,529,844
Jabil, Inc.	14,296	5,211,750
KLA Corp.	2,517	4,836,943
Microsoft Corp.	9,320	4,196,237
Roper Technologies, Inc.	11,368	3,700,625
ServiceNow, Inc.(b)	34,545	4,296,362
		44,591,575
Real Estate-2.40%
Lamar Advertising Co., Class A	27,851	4,246,164
Total Common Stocks & Other Equity Interests (Cost $164,595,834)		176,837,700
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(d)(e) (Cost $32,311)	32,311	32,311
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $164,628,145)		176,870,011
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.91%
Invesco Private Government Fund, 3.58%(d)(e)(f)	941,733	941,733
Invesco Private Prime Fund, 3.75%(d)(e)(f)	2,442,793	2,443,282
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,385,007)		3,385,015
TOTAL INVESTMENTS IN SECURITIES-101.86% (Cost $168,013,152)		180,255,026
OTHER ASSETS LESS LIABILITIES-(1.86)%		(3,284,786)
NET ASSETS-100.00%		$176,970,240

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

See accompanying notes which are an integral part of this schedule.

Invesco Bloomberg Pricing Power ETF (POWA)—(continued)
May 31, 2026
(Unaudited)

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$152,543	$2,946,213	$(3,066,445)	$-	$-	$32,311	$2,754
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,820	72,200,658	(71,267,745)	-	-	941,733	73,813 *
Invesco Private Prime Fund	7,993,424	136,704,224	(142,253,443)	(150)	(773)	2,443,282	198,966 *
Total	$8,154,787	$211,851,095	$(216,587,633)	$(150)	$(773)	$3,417,326	$275,533

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco RAFITM Strategic US ETF (IUS)
May 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.82%
Communication Services-13.96%
Alphabet, Inc., Class A, (Acquired 10/04/2021 - 05/28/2026; Cost $29,830,483)(b)	165,013	$62,761,044
AT&T, Inc.	256,748	6,367,350
Charter Communications, Inc., Class A(c)	3,472	500,142
Comcast Corp., Class A	188,782	4,695,008
EchoStar Corp., Class A(c)(d)	23,396	3,022,529
Electronic Arts, Inc.	3,736	753,626
Fox Corp., Class A(d)	11,594	741,089
GCI Liberty, Inc., Class C(c)(d)	388	8,680
Liberty Broadband Corp., Class C(c)	1,898	64,077
Liberty Global Ltd., Class A (Belgium)(c)(d)	73,598	920,711
Liberty Media Corp.-Liberty Formula One(c)	2,089	189,660
Live Nation Entertainment, Inc.(c)	1,620	272,824
Lumen Technologies, Inc.(c)	96,762	1,063,414
Match Group, Inc.	6,880	248,574
Meta Platforms, Inc., Class A	25,912	16,389,599
Netflix, Inc.(c)	19,333	1,663,025
News Corp., Class A	12,750	332,775
Nexstar Media Group, Inc., Class A	1,436	256,226
Omnicom Group, Inc.	5,829	423,827
Paramount Skydance Corp.(d)	63,311	671,730
Pinterest, Inc., Class A(c)	8,185	164,109
Sirius XM Holdings, Inc.(d)	11,720	345,974
Telephone and Data Systems, Inc.	6,092	238,258
T-Mobile US, Inc.	8,876	1,664,516
Trade Desk, Inc. (The), Class A(c)(d)	2,408	51,916
Verizon Communications, Inc.	164,312	7,855,757
Versant Media Group, Inc.	7,552	325,793
Walt Disney Co. (The)	38,185	3,888,379
Warner Bros. Discovery, Inc.(c)	158,096	4,270,173
		120,150,785
Consumer Discretionary-10.43%
Adient PLC(c)	15,894	363,337
Airbnb, Inc., Class A(c)	7,426	989,960
Amazon.com, Inc.(c)	81,186	21,972,179
Aptiv PLC(c)(d)	13,449	913,725
Aramark	7,726	412,414
Asbury Automotive Group, Inc.(c)	1,209	226,941
Autoliv, Inc. (Sweden)	3,020	383,902
AutoNation, Inc.(c)	1,607	301,666
AutoZone, Inc.(c)	173	507,788
Bath & Body Works, Inc.	5,449	109,089
Best Buy Co., Inc.	9,886	770,614
Booking Holdings, Inc.	9,107	1,524,785
BorgWarner, Inc.	12,406	890,999
Burlington Stores, Inc.(c)	871	282,056
Caesars Entertainment, Inc.(c)(d)	9,437	274,145
CarMax, Inc.(c)(d)	7,177	320,238
Carnival Corp. Ltd.	32,031	898,790
Carvana Co.(c)(d)	3,109	226,957
Chewy, Inc., Class A(c)	5,228	117,839
Chipotle Mexican Grill, Inc.(c)	8,337	265,617
Coupang, Inc. (South Korea)(c)	14,312	237,579
Crocs, Inc.(c)(d)	1,589	188,567
D.R. Horton, Inc.	9,510	1,398,826
Darden Restaurants, Inc.	1,975	402,722
Deckers Outdoor Corp.(c)	1,715	195,253
Dick’s Sporting Goods, Inc.(d)	2,100	477,897
DoorDash, Inc., Class A(c)	1,723	274,457
eBay, Inc.	11,020	1,204,155
	Shares	Value
Consumer Discretionary-(continued)
Expedia Group, Inc.	3,746	$845,809
Flutter Entertainment PLC (Ireland)(c)(d)	1,457	141,300
Ford Motor Co.	392,301	6,841,729
Gap, Inc. (The)(d)	8,459	178,908
Garmin Ltd.	1,567	366,553
General Motors Co.	119,252	9,926,536
Genuine Parts Co.	3,993	394,109
Goodyear Tire & Rubber Co. (The)(c)(d)	28,952	176,607
Group 1 Automotive, Inc.	647	204,672
Harley-Davidson, Inc.	10,212	246,926
Hilton Worldwide Holdings, Inc.	2,300	753,618
Home Depot, Inc. (The)	12,075	3,829,465
Hyatt Hotels Corp., Class A	2,290	415,314
KB Home(d)	4,046	197,688
Kohl’s Corp.	38,006	545,766
Las Vegas Sands Corp.	16,362	827,426
Lear Corp.	5,095	729,196
Lennar Corp., Class A	12,484	1,120,814
Lithia Motors, Inc., Class A(d)	1,608	467,751
LKQ Corp.	9,624	261,003
Lowe’s Cos., Inc.	9,142	1,959,679
lululemon athletica, Inc.(c)	1,483	194,540
Macy’s, Inc.	35,016	761,948
Marriott International, Inc., Class A	3,336	1,253,002
Mattel, Inc.(c)(d)	10,404	155,436
McDonald’s Corp.	5,963	1,664,870
MercadoLibre, Inc. (Brazil)(c)	318	539,217
MGM Resorts International(c)	14,560	635,835
Mohawk Industries, Inc.(c)	2,588	278,003
Murphy USA, Inc.	642	324,871
Newell Brands, Inc.	34,776	118,238
NIKE, Inc., Class B	32,801	1,516,390
Norwegian Cruise Line Holdings Ltd.(c)(d)	13,413	245,994
NVR, Inc.(c)	63	384,602
O’Reilly Automotive, Inc.(c)	7,136	619,976
Pool Corp.	578	104,849
PulteGroup, Inc.	6,314	746,189
PVH Corp.	3,675	342,804
Ralph Lauren Corp.	1,025	372,998
Ross Stores, Inc.	4,404	1,020,539
Royal Caribbean Cruises Ltd.	2,296	653,510
Service Corp. International	2,624	197,299
Signet Jewelers Ltd.(d)	3,704	323,693
Starbucks Corp.	13,606	1,349,171
Tapestry, Inc.	4,281	622,714
Taylor Morrison Home Corp., Class A(c)	3,743	218,966
Tesla, Inc.(c)	7,908	3,446,227
Thor Industries, Inc.(d)	2,749	217,391
TJX Cos., Inc. (The)	12,729	1,969,813
Toll Brothers, Inc.	3,812	528,114
TopBuild Corp.(c)	824	344,004
Tractor Supply Co.	8,031	253,217
Ulta Beauty, Inc.(c)	950	483,408
V.F. Corp.	13,331	229,027
Versigent PLC(c)(d)	4,495	198,319
Whirlpool Corp.(d)	4,119	178,847
Williams-Sonoma, Inc.	1,862	379,047
Wynn Resorts Ltd.	1,892	191,508
Yum! Brands, Inc.	1,285	190,116
		89,818,058
Consumer Staples-6.91%
Albertson’s Cos., Inc., Class A(d)	36,438	568,797
See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US ETF (IUS)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Altria Group, Inc.	34,833	$2,423,680
Andersons, Inc. (The)(d)	5,024	354,644
Archer-Daniels-Midland Co.	42,408	3,383,310
BJ’s Wholesale Club Holdings, Inc.(c)(d)	2,799	238,699
Brown-Forman Corp., Class B(d)	6,243	160,570
Bunge Global S.A.	12,982	1,600,681
Campbell’s Co. (The)(d)	6,157	129,974
Casey’s General Stores, Inc.	642	492,504
Church & Dwight Co., Inc.	2,831	270,728
Clorox Co. (The)	1,695	152,584
Coca-Cola Co. (The)	38,482	3,040,463
Colgate-Palmolive Co.	10,198	919,146
Conagra Brands, Inc.	22,113	293,661
Constellation Brands, Inc., Class A	2,963	411,324
Costco Wholesale Corp.	4,858	4,645,802
Darling Ingredients, Inc.(c)	5,922	349,990
Dollar General Corp.	8,922	986,862
Dollar Tree, Inc.(c)	7,245	843,608
Estee Lauder Cos., Inc. (The), Class A	7,908	703,417
General Mills, Inc.(d)	18,234	616,491
Hershey Co. (The)	3,465	672,314
Hormel Foods Corp.	13,995	325,104
Ingredion, Inc.(d)	1,885	191,214
J.M. Smucker Co. (The)	3,448	355,834
Kenvue, Inc.	29,370	507,514
Keurig Dr Pepper, Inc.	27,194	816,636
Kimberly-Clark Corp.	5,571	543,730
Kraft Heinz Co. (The)	65,217	1,565,860
Kroger Co. (The)	35,627	2,214,218
Lamb Weston Holdings, Inc.	3,792	163,739
Maplebear, Inc.(c)	5,400	214,920
McCormick & Co., Inc.	4,030	190,901
Molson Coors Beverage Co., Class B	10,653	421,113
Mondelez International, Inc., Class A	27,849	1,703,523
Monster Beverage Corp.(c)	8,472	746,214
PepsiCo, Inc.	24,842	3,581,968
Performance Food Group Co.(c)	8,637	848,067
Philip Morris International, Inc. (Switzerland)	12,292	2,180,355
Post Holdings, Inc.(c)(d)	2,193	201,405
Procter & Gamble Co. (The)	31,393	4,506,779
Sysco Corp.	18,688	1,416,737
Target Corp.	23,014	2,924,389
Tyson Foods, Inc., Class A	20,088	1,225,770
United Natural Foods, Inc.(c)	11,799	605,879
US Foods Holding Corp.(c)	8,266	676,572
Walmart, Inc.	69,874	8,087,915
		59,475,605
Energy-9.74%
Antero Resources Corp.(c)	5,624	201,058
APA Corp.	27,927	1,017,381
Baker Hughes Co., Class A	26,081	1,666,054
Cheniere Energy, Inc.	4,224	949,809
Chevron Corp.	75,250	13,730,047
Chord Energy Corp.	4,508	594,470
ConocoPhillips	45,521	5,188,484
Delek US Holdings, Inc.(d)	9,876	439,581
Devon Energy Corp.	27,233	1,211,596
Diamondback Energy, Inc.	5,806	1,111,733
EOG Resources, Inc.	19,634	2,618,783
Expand Energy Corp.	3,634	337,889
Exxon Mobil Corp.	149,748	21,752,394
Halliburton Co.	41,967	1,630,418
	Shares	Value
Energy-(continued)
HF Sinclair Corp.	18,814	$1,314,910
Kinder Morgan, Inc.	46,393	1,441,894
Marathon Petroleum Corp.	24,034	5,978,938
Matador Resources Co.(d)	6,077	325,727
Murphy Oil Corp.	13,721	496,563
Northern Oil and Gas, Inc.(d)	6,470	140,852
NOV, Inc.	23,500	469,060
Occidental Petroleum Corp.	42,337	2,397,544
ONEOK, Inc.	13,556	1,137,891
Ovintiv, Inc.	18,017	1,009,673
Patterson-UTI Energy, Inc.	39,525	443,075
PBF Energy, Inc., Class A	18,205	740,944
Peabody Energy Corp.(d)	12,975	350,974
Permian Resources Corp.	26,664	512,749
Phillips 66	24,900	4,379,412
SLB Ltd.	46,299	2,525,610
SM Energy Co.	10,029	307,991
Targa Resources Corp.	3,715	947,585
TechnipFMC PLC (United Kingdom)	9,301	636,374
Valero Energy Corp.	21,826	5,343,441
World Kinect Corp.(d)	18,165	523,334
		83,874,238
Financials-6.71%
Affiliated Managers Group, Inc.	1,249	378,260
Allstate Corp. (The)	7,930	1,634,294
American Express Co.	10,407	3,293,503
American Financial Group, Inc.	2,428	315,154
Aon PLC, Class A	1,980	625,799
Arch Capital Group Ltd.(c)	11,137	994,980
Assurant, Inc.	1,799	447,717
Berkshire Hathaway, Inc., Class B(c)	35,681	16,929,921
Blackstone, Inc., Class A	8,089	946,170
Block, Inc., Class A(c)	13,138	994,809
Brown & Brown, Inc.	1,951	109,744
Cboe Global Markets, Inc.	1,257	419,285
Chubb Ltd.	10,817	3,371,983
Cincinnati Financial Corp.	3,874	609,845
Corpay, Inc.(c)	1,110	401,598
Everest Group Ltd.	1,810	586,494
Fidelity National Information Services, Inc.	14,461	621,678
First American Financial Corp.	3,658	242,269
Fiserv, Inc.(c)	11,125	629,230
Franklin Resources, Inc.	12,177	377,731
Hartford Insurance Group, Inc. (The)	9,156	1,164,002
Invesco Ltd.(e)	28,262	804,337
Janus Henderson Group PLC	5,481	283,423
LPL Financial Holdings, Inc.	701	191,913
Markel Group, Inc.(c)	381	691,740
Marsh & McLennan Cos., Inc.	4,889	782,093
Mastercard, Inc., Class A	5,178	2,557,828
Moody’s Corp.	1,116	505,827
MSCI, Inc.	456	287,909
Nasdaq, Inc.	4,242	392,470
NU Holdings Ltd., Class A (Brazil)(c)	28,147	369,570
Old Republic International Corp.	10,970	408,413
OneMain Holdings, Inc.	7,266	401,883
PayPal Holdings, Inc.	26,938	1,205,476
Progressive Corp. (The)	8,425	1,604,120
RenaissanceRe Holdings Ltd. (Bermuda)	2,300	644,805
S&P Global, Inc.	3,211	1,361,464
Selective Insurance Group, Inc.	2,052	177,580
StoneX Group, Inc.(c)(d)	14,550	1,649,243
See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US ETF (IUS)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Financials-(continued)
T. Rowe Price Group, Inc.	5,627	$588,190
TPG, Inc.(d)	3,822	162,703
TPG, Inc.(c)(f)	5,323	0
Tradeweb Markets, Inc., Class A	1,372	137,543
Travelers Cos., Inc. (The)	6,535	1,907,501
Visa, Inc., Class A	14,323	4,674,454
W.R. Berkley Corp.	6,876	436,901
Willis Towers Watson PLC	1,673	417,698
		57,739,550
Health Care-12.42%
Abbott Laboratories	17,460	1,494,576
AbbVie, Inc.	19,990	4,352,223
Agilent Technologies, Inc.	4,148	562,178
Align Technology, Inc.(c)	1,056	184,747
Amgen, Inc.	6,372	2,146,026
Avantor, Inc.(c)	16,741	152,678
Baxter International, Inc.	12,446	233,736
Becton, Dickinson and Co.	6,593	969,962
Biogen, Inc.(c)	4,296	842,016
Bio-Rad Laboratories, Inc., Class A(c)(d)	822	256,859
Boston Scientific Corp.(c)	7,145	345,175
Bristol-Myers Squibb Co.	56,063	3,205,682
Cardinal Health, Inc.	16,809	3,308,011
Cencora, Inc.	11,465	3,088,212
Centene Corp.(c)	41,412	2,468,155
Charles River Laboratories International, Inc.(c)	1,249	225,707
Cigna Group (The)	14,808	4,107,739
Cooper Cos., Inc. (The)(c)	2,784	170,409
CVS Health Corp.	104,476	9,505,226
Danaher Corp.	10,628	1,941,417
DaVita, Inc.(c)	2,947	572,779
Dexcom, Inc.(c)	2,834	208,979
Edwards Lifesciences Corp.(c)	4,864	420,590
Elanco Animal Health, Inc.(c)(d)	14,829	353,672
Elevance Health, Inc.	8,339	3,278,811
Eli Lilly and Co.	2,236	2,470,780
GE HealthCare Technologies, Inc.	6,820	425,159
Gilead Sciences, Inc.	19,302	2,594,768
HCA Healthcare, Inc.	4,083	1,545,579
Henry Schein, Inc.(c)	3,583	274,386
Humana, Inc.	6,877	2,100,373
IDEXX Laboratories, Inc.(c)	428	241,191
Illumina, Inc.(c)	2,150	350,364
Incyte Corp.(c)	5,446	526,846
Intuitive Surgical, Inc.(c)	947	402,134
IQVIA Holdings, Inc.(c)	4,091	745,421
Jazz Pharmaceuticals PLC(c)	2,185	516,731
Johnson & Johnson	38,550	8,686,472
Labcorp Holdings, Inc.	1,961	509,978
McKesson Corp.	5,783	4,293,531
Medtronic PLC	31,369	2,315,346
Merck & Co., Inc.	51,946	6,167,029
Mettler-Toledo International, Inc.(c)	175	206,602
Molina Healthcare, Inc.(c)(d)	1,862	323,243
Pfizer, Inc.	186,930	4,893,827
Quest Diagnostics, Inc.	2,176	424,102
Regeneron Pharmaceuticals, Inc.	2,252	1,384,485
ResMed, Inc.	1,182	225,254
STERIS PLC	1,138	242,087
Stryker Corp.	2,460	750,521
Teleflex, Inc.	1,503	193,346
	Shares	Value
Health Care-(continued)
Tenet Healthcare Corp.(c)	3,204	$561,725
Thermo Fisher Scientific, Inc.	5,844	2,878,228
United Therapeutics Corp.(c)	1,036	576,866
UnitedHealth Group, Inc.	30,818	11,720,394
Universal Health Services, Inc., Class B	2,337	341,459
Veeva Systems, Inc., Class A(c)	766	133,544
Vertex Pharmaceuticals, Inc.(c)	1,343	601,046
Viatris, Inc.	87,240	1,418,522
Waters Corp.(c)	900	345,213
West Pharmaceutical Services, Inc.	991	319,905
Zimmer Biomet Holdings, Inc.	5,653	465,411
Zoetis, Inc.	4,226	328,318
		106,895,751
Industrials-9.45%
3M Co.	6,852	1,049,247
A.O. Smith Corp.	2,618	148,493
AECOM	3,089	214,284
AGCO Corp.	2,495	280,139
AMETEK, Inc.	2,225	502,516
API Group Corp.(c)	6,690	274,290
Automatic Data Processing, Inc.	3,330	738,727
Avis Budget Group, Inc.(c)(d)	4,042	710,745
Boise Cascade Co.	2,185	152,338
Booz Allen Hamilton Holding Corp.	2,234	176,888
Broadridge Financial Solutions, Inc.	1,133	174,165
Builders FirstSource, Inc.(c)	4,738	361,320
C.H. Robinson Worldwide, Inc.	2,813	502,542
CACI International, Inc., Class A(c)	415	213,107
Carlisle Cos., Inc.	953	328,604
Carrier Global Corp.	9,623	614,621
Caterpillar, Inc.	9,545	8,360,179
Cintas Corp.	1,988	340,465
CNH Industrial N.V.(d)	21,861	223,201
Copart, Inc.(c)	4,173	136,749
Core & Main, Inc., Class A(c)	5,057	250,069
CSX Corp.	37,840	1,712,638
Cummins, Inc.	2,388	1,544,152
Deere & Co.	4,230	2,293,421
Delta Air Lines, Inc.	6,895	568,700
Dover Corp.	1,861	393,341
Eaton Corp. PLC	3,892	1,559,135
EMCOR Group, Inc.	707	584,562
Emerson Electric Co.	8,228	1,183,351
Equifax, Inc.(d)	938	155,511
Expeditors International of Washington, Inc.	2,951	466,228
Fastenal Co.	8,633	381,579
FedEx Corp.	9,946	4,095,265
Ferguson Enterprises, Inc.	3,889	878,797
Fluor Corp.(c)	6,739	308,377
Fortive Corp.	6,105	356,044
Fortune Brands Innovations, Inc.	3,344	130,215
General Dynamics Corp.	5,058	1,754,216
General Electric Co.	8,998	2,913,192
GXO Logistics, Inc.(c)(d)	4,907	245,890
Hertz Global Holdings, Inc.(c)(d)	60,511	326,759
Honeywell International, Inc.	8,602	2,046,072
Howmet Aerospace, Inc.	1,919	495,582
Hubbell, Inc.	553	261,906
Huntington Ingalls Industries, Inc.	1,205	371,345
Illinois Tool Works, Inc.	3,474	859,051
Ingersoll Rand, Inc.	4,665	334,201
J.B. Hunt Transport Services, Inc.	2,064	570,552
See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US ETF (IUS)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Industrials-(continued)
Jacobs Solutions, Inc.	2,814	$337,286
Johnson Controls International PLC	10,057	1,348,241
Knight-Swift Transportation Holdings, Inc.	5,835	441,301
L3Harris Technologies, Inc.	3,852	1,214,073
Leidos Holdings, Inc.	2,472	315,922
Lockheed Martin Corp.	5,331	2,827,829
ManpowerGroup, Inc.	6,361	201,198
Masco Corp.	4,181	293,715
MasTec, Inc.(c)	1,240	469,179
Norfolk Southern Corp.	3,130	954,525
Northrop Grumman Corp.	3,020	1,702,314
Old Dominion Freight Line, Inc.	1,986	447,148
Oshkosh Corp.	2,173	282,490
Otis Worldwide Corp.	3,781	267,846
Owens Corning	2,990	376,202
PACCAR, Inc.	13,030	1,438,121
Parker-Hannifin Corp.	1,216	1,027,070
Paychex, Inc.	2,599	252,051
Pentair PLC	1,799	127,441
Quanta Services, Inc.	1,535	1,092,506
Regal Rexnord Corp.	1,677	338,352
Republic Services, Inc.	2,050	410,902
Rockwell Automation, Inc.	1,206	543,978
RTX Corp.	28,975	5,205,648
Ryder System, Inc.	2,545	638,413
Science Applications International Corp.	1,716	178,807
Snap-on, Inc.	949	352,278
Stanley Black & Decker, Inc.	6,149	488,354
Textron, Inc.	6,360	583,594
Trane Technologies PLC	1,807	815,499
TransDigm Group, Inc.	400	503,328
TransUnion	2,006	143,549
Uber Technologies, Inc.(c)	13,192	928,717
UFP Industries, Inc.	2,020	163,620
Union Pacific Corp.	7,551	1,983,195
United Airlines Holdings, Inc.(c)	4,317	495,592
United Parcel Service, Inc., Class B	27,756	2,961,288
United Rentals, Inc.	1,206	1,200,778
Verisk Analytics, Inc.	850	148,741
Vertiv Holdings Co., Class A	2,508	791,801
W.W. Grainger, Inc.	510	629,462
Waste Connections, Inc.	2,245	334,550
Waste Management, Inc.	4,242	897,013
Watsco, Inc.	466	171,069
WESCO International, Inc.	2,566	926,762
Westinghouse Air Brake Technologies Corp.	2,618	683,717
Xylem, Inc.	3,117	341,436
ZIM Integrated Shipping Services Ltd. (Israel)(d)	20,778	488,075
		81,307,747
Information Technology-25.32%
Accenture PLC, Class A	8,988	1,681,385
Adobe, Inc.(c)	5,144	1,333,376
Advanced Micro Devices, Inc.(c)	14,014	7,232,625
Akamai Technologies, Inc.(c)	4,106	614,011
Amdocs Ltd.	2,921	183,935
Amkor Technology, Inc.	11,163	776,498
Amphenol Corp., Class A	7,651	1,138,163
Apple, Inc.	133,819	41,759,557
Applied Materials, Inc.	11,213	5,046,523
AppLovin Corp., Class A(c)	892	546,876
Arista Networks, Inc.(c)	4,315	688,113
	Shares	Value
Information Technology-(continued)
Arrow Electronics, Inc.(c)	4,295	$921,836
Autodesk, Inc.(c)	1,054	243,801
Avnet, Inc.	8,272	719,085
Broadcom, Inc.	24,562	10,973,565
Cadence Design Systems, Inc.(c)	975	365,557
CDW Corp.	2,472	310,112
Cisco Systems, Inc.	63,622	7,661,361
Cognizant Technology Solutions Corp., Class A	9,419	525,156
Coherent Corp.(c)	2,436	880,541
Corning, Inc.	12,273	2,223,377
Dell Technologies, Inc., Class C	15,401	6,482,435
DocuSign, Inc.(c)	2,404	126,258
Dropbox, Inc., Class A(c)(d)	7,576	203,643
DXC Technology Co.(c)(d)	22,556	223,530
EPAM Systems, Inc.(c)(d)	1,080	110,657
F5, Inc.(c)	705	270,332
First Solar, Inc.(c)	1,236	379,192
Flex Ltd.(c)	15,611	2,353,827
Fortinet, Inc.(c)	2,710	373,899
Gartner, Inc.(c)	595	96,509
Gen Digital, Inc.	10,490	270,537
GoDaddy, Inc., Class A(c)	1,462	125,483
Hewlett Packard Enterprise Co.	64,634	2,781,847
HP, Inc.	37,791	1,021,869
Insight Enterprises, Inc.(c)	1,370	145,741
Intel Corp.(c)	159,024	18,236,872
International Business Machines Corp.	11,076	3,298,433
Intuit, Inc.	2,089	692,566
Jabil, Inc.	4,287	1,562,869
Keysight Technologies, Inc.(c)	1,797	607,979
KLA Corp.	1,002	1,925,553
Kyndryl Holdings, Inc.(c)	5,679	70,817
Lam Research Corp.	13,934	4,433,520
Marvell Technology, Inc.	8,872	1,818,760
Microchip Technology, Inc.	8,283	783,986
Micron Technology, Inc.	17,571	17,061,441
Microsoft Corp.	46,423	20,901,492
Motorola Solutions, Inc.	1,056	425,864
NetApp, Inc.	3,973	692,454
NVIDIA Corp.	77,067	16,271,926
Okta, Inc.(c)(d)	1,542	190,082
ON Semiconductor Corp.(c)	10,209	1,231,410
Oracle Corp.	11,121	2,510,899
Palo Alto Networks, Inc.(c)	2,439	687,042
Qnity Electronics, Inc.	6,360	992,160
Qorvo, Inc.(c)	2,668	276,298
QUALCOMM, Inc.	19,241	4,829,876
Ralliant Corp.	2,034	125,844
Roper Technologies, Inc.	987	321,298
Salesforce, Inc.	12,104	2,313,074
Seagate Technology Holdings PLC	1,793	1,577,481
ServiceNow, Inc.(c)	3,557	442,384
Skyworks Solutions, Inc.	4,849	377,495
Snowflake, Inc., Class A(c)	2,274	581,121
SS&C Technologies Holdings, Inc.	4,169	281,491
Synopsys, Inc.(c)	680	323,422
TD SYNNEX Corp.	6,711	1,753,450
TE Connectivity PLC (Switzerland)	5,868	1,252,290
Teledyne Technologies, Inc.(c)	649	402,270
Texas Instruments, Inc.	8,604	2,630,071
Trimble, Inc.(c)	2,789	157,328
See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US ETF (IUS)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Information Technology-(continued)
Twilio, Inc., Class A(c)	4,000	$762,560
VeriSign, Inc.	674	192,346
Western Digital Corp.	6,322	3,358,310
Workday, Inc., Class A(c)	2,026	296,181
Zoom Communications, Inc., Class A(c)	5,072	515,264
		217,957,191
Materials-3.47%
Air Products and Chemicals, Inc.	3,061	852,856
Albemarle Corp.	5,322	938,907
Alcoa Corp.	8,231	639,055
Amcor PLC	8,629	334,978
Avery Dennison Corp.	1,408	223,971
Ball Corp.	8,241	450,535
Celanese Corp.(d)	6,799	361,231
CF Industries Holdings, Inc.	6,072	682,189
Cleveland-Cliffs, Inc.(c)(d)	64,281	874,222
Commercial Metals Co.	5,323	404,814
Corteva, Inc.	14,280	1,117,838
Crown Holdings, Inc.	3,059	290,850
Dow, Inc.	45,987	1,552,061
DuPont de Nemours, Inc.	12,721	615,951
Eastman Chemical Co.	4,395	333,449
Ecolab, Inc.	2,412	617,472
FMC Corp.(d)	4,746	64,830
Freeport-McMoRan, Inc.	30,591	2,010,135
Graphic Packaging Holding Co.(d)	10,439	117,543
International Flavors & Fragrances, Inc.	6,985	531,209
International Paper Co.	11,086	371,048
Linde PLC	5,703	2,838,326
LyondellBasell Industries N.V., Class A	15,425	1,028,076
Martin Marietta Materials, Inc.	712	414,128
Mosaic Co. (The)	15,029	359,193
Newmont Corp.	25,898	2,843,859
Nucor Corp.	11,958	2,989,500
Olin Corp.(d)	10,486	271,273
Packaging Corp. of America	1,569	343,470
PPG Industries, Inc.	5,234	591,337
Reliance, Inc.	1,784	679,294
RPM International, Inc.	2,010	213,000
Sherwin-Williams Co. (The)	2,341	711,289
Solstice Advanced Materials, Inc.	2,138	180,084
Sonoco Products Co.	3,977	193,600
Steel Dynamics, Inc.	5,010	1,303,351
Ternium S.A., ADR (Mexico)	23,710	1,144,008
Vulcan Materials Co.	1,377	389,581
		29,878,513
Real Estate-0.45%
CBRE Group, Inc., Class A(c)	4,858	607,444
CoStar Group, Inc.(c)	2,486	80,049
Equinix, Inc.	710	758,309
Host Hotels & Resorts, Inc.	19,399	445,789
	Shares	Value
Real Estate-(continued)
Iron Mountain, Inc.	3,026	$388,085
Jones Lang LaSalle, Inc.(c)	1,555	438,992
Public Storage	2,068	628,031
SBA Communications Corp., Class A	1,020	207,223
Weyerhaeuser Co.	11,732	287,551
		3,841,473
Utilities-0.96%
AES Corp. (The)	35,127	515,313
CMS Energy Corp.	6,178	448,337
Consolidated Edison, Inc.	8,802	929,755
Constellation Energy Corp.	1,239	356,522
DTE Energy Co.	4,930	704,349
Exelon Corp.	29,459	1,344,509
FirstEnergy Corp.	15,618	724,519
National Fuel Gas Co.	2,207	170,491
NRG Energy, Inc.	4,360	584,589
OGE Energy Corp.	5,069	239,409
PPL Corp.	16,702	591,084
Southwest Gas Holdings, Inc.	3,009	259,406
Talen Energy Corp.(c)	954	369,007
UGI Corp.	8,219	287,008
Vistra Corp.	4,868	780,000
		8,304,298
Total Common Stocks & Other Equity Interests (Cost $660,003,056)		859,243,209
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(e)(g) (Cost $598,899)	598,899	598,899
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $660,601,955)		859,842,108
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.20%
Invesco Private Government Fund, 3.58%(e)(g)(h)	5,258,810	5,258,810
Invesco Private Prime Fund, 3.75%(e)(g)(h)	13,700,072	13,702,812
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,960,939)		18,961,622
TOTAL INVESTMENTS IN SECURITIES-102.09% (Cost $679,562,894)		878,803,730
OTHER ASSETS LESS LIABILITIES-(2.09)%		(17,975,353)
NET ASSETS-100.00%		$860,828,377
See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US ETF (IUS)—(continued)
May 31, 2026
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Restricted security. The value of this security at May 31, 2026 represented 7.29% of the Fund’s Net Assets.
(c)	Non-income producing security.
(d)	All or a portion of this security was out on loan at May 31, 2026.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Invesco Ltd.	$571,044	$85,563	$(29,190)	$165,335	$11,585	$804,337	$17,049
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	287,957	12,124,303	(11,813,361)	-	-	598,899	15,996
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,596,480	28,454,530	(27,792,200)	-	-	5,258,810	119,661 *
Invesco Private Prime Fund	12,115,901	59,577,200	(57,988,672)	(133)	(1,484)	13,702,812	323,974 *
Total	$17,571,382	$100,241,596	$(97,623,423)	$165,202	$10,101	$20,364,858	$476,680

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Bloomberg Pricing Power ETF
Investments in Securities
Common Stocks & Other Equity Interests	$176,837,700	$-	$-	$176,837,700
Money Market Funds	32,311	3,385,015	-	3,417,326
Total Investments	$176,870,011	$3,385,015	$-	$180,255,026
Invesco RAFITM Strategic US ETF
Investments in Securities
Common Stocks & Other Equity Interests	$859,243,209	$-	$0	$859,243,209
Money Market Funds	598,899	18,961,622	-	19,560,521
Total Investments	$859,842,108	$18,961,622	$0	$878,803,730